STOCK OPTIONS AND WARRANTS	9 Months Ended
Sep. 30, 2015
Other Liabilities Disclosure [Abstract]
STOCK OPTIONS AND WARRANTS

The following is a summary of warrant activity during the nine months ended September 30, 2015.

	Number of Warrant Shares	Weighted Average Exercise Price
Balance, December 31, 2014	104,167	$0.24

Warrants granted and assumed	3,679,162	1.02
Warrants expired	—	—
Warrants cancelled	104,164	—
Warrants exercised	—	—

Balance, September 30, 2015	3,679,162	$1.02

All warrants outstanding as of September 30, 2015 are exercisable.

All warrants granted during the nine months ending September 30, 2015 were granted in connection with the closing of the Exchange Agreement and related financing on June 24, 2015. See Note 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS and Note 9 – STOCKHOLDERS’ DEFICIT for additional details.